SAFE liabilities	12 Months Ended
Dec. 31, 2021
SAFE liabilities
SAFE liabilities

5.    SAFE Liabilities

The following tables present the change in the SAFE liabilities balance, which are classified in Level 3 of the fair value hierarchy, for the years ended December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Balance, beginning of year	$—	$2,236,953
Issuance of SAFEs	—	200,000
Settlement of SAFEs	—	(2,111,953)
Exchange of SAFEs for Warrants	—	(125,000)
Conversion of SAFE to Series A Preferred Stock	—	(200,000)
Accretion of discount	—	—
Balance, end of year	$—	$—

Trusted Mail

On July 13, 2017, Trusted Mail entered into a Common Stock Purchase Agreement with an investor and issued 150 shares of Trusted Mail common stock in exchange for $1.5 thousand, which represented 15% of the authorized capital as of the agreement date. Subsequently on August 18, 2017, Trusted Mail entered into a SAFE with this same investor in exchange for $100 thousand. Under the terms of the SAFE, Trusted Mail issued the right to receive $100 thousand worth of Preferred Stock in a future equity financing at a 20% discount. The Company accreted the SAFE liability to its fair value including this 20% discount over an expected outstanding period of two years. Noncash interest expense recognized on this SAFE liability during the years ended December 31, 2021 and 2020 totaled $0. The outstanding balance of the SAFE liability at December 31, 2021 and 2020 totaled $0.

There is also a Put Right related to the investor’s 15% ownership in Trusted Mail. In the event that (i) Trusted Mail enters into an agreement with a third party that has a competitive business model that would result in competitive business activities by Trusted Mail, or (ii) Trusted Mail engages in competitive business activities, the investor has the right to require Trusted Mail to repurchase all but not less than all the shares or securities of Trusted Mail owned by the investor and its affiliates. The fair market value of this put right was $0 at both December 31, 2021 and 2020. On January 23, 2020, this SAFE liability was extinguished in exchange for warrants granted by the Company. See Note 4 to the consolidated financial statements appearing elsewhere in this registration statement for further discussion of this transaction.

Emergent and Tripartite Agreement

The Company and Emergent entered into a SAFE in which Emergent obtained the right to shares of the Company’s stock (purchase amount of $2.11 million and valuation cap of $20.00 million) that would be exercised upon a qualified equity financing. A put option also exists in this agreement in which at the earlier of 18 months from the agreement date and the date on which the Company has raised more than $7.00 million of qualified equity financing, Emergent may require repayment of the unrepaid element of the purchase amount and the Company would be required to make such repayment.

On February 4, 2020, the Company entered into a tripartite agreement with Emergent and 10Clouds whereby:

●	The Company received a Purchase Order from Emergent in which Emergent requested $300 thousand worth of services to be provided by the Company under mutually agreed statements of work from the effective date through December 31, 2020. The intention of these services is to reduce the Emergent SAFE amount owed by the Company.
●	The Company entered into statements of work with 10Clouds for appropriate sub-contract work under the Purchase Order.
●	The Company issued an additional SAFE to 10Clouds for $200 thousand subject to an absolute right for the Company at its option to redeem that $200 thousand for cash or settle it through the conversion to Series A Preferred Stock.
●	Emergent reduced the balance due on the Emergent SAFE by $500 thousand with immediate effect and asserts the outstanding balance to be $1.61 million.

On June 11, 2020, the Company entered into additional agreement with Emergent whereby:

●	Emergent issued an irrevocable Purchase Order for $500 thousand worth of services to be provided by the Company under mutually agreed statements of work from the effective date through December 31, 2020. We subsequently entered into a SOW with 10Clouds for $500 thousand to provide the requested services.
●	Emergent forgave $104 thousand of the value of the SAFE to represent expected profit margin for the $500 thousand worth of services described above.
●	The Company issued $400 thousand of Class A Shares of Common Stock to Emergent’s designated assignees at a price of $1.56 per share (256,740 shares). This has been reflected in the consolidated statements of stockholders’ equity (deficit) as of December 31, 2020.
●	The Company paid Emergent $220 thousand and this has been reflected in the consolidated statements of cash flows.
●	The Company entered into a promissory note with Emergent for $387 thousand payable which has been paid and reflected in the consolidated statements of cash flows.

The intention of the above services and transactions is to wholly settle the SAFE and as of December 31, 2020, the Emergent SAFE was extinguished in full. The Company converted the $200 thousand SAFE note into 25,674 shares of Series A Preferred Stock which was subsequently converted to Class A Shares of Common Stock on September 8, 2020 along with all shares of Series A Preferred Stock.

As it pertains to the SOWs and profit margin discussed above, Emergent approached the Company for assistance building a software solution that incorporates several of our proprietary technologies to be built with the assistance of 10Clouds, a related party. As of the consolidated balance sheet date of December 31, 2020 the full scope of the project has been agreed upon with Emergent and all services have been delivered. As a result, we have recorded revenue of $904 thousand and costs of services provided of $780 thousand related to fulfilling this performance obligations of this arrangement. The cost of services provided are associated with 10Clouds, a related party as further discussed in Note 13 to the consolidated financial statements appearing elsewhere in this registration statement.